UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05643

                          ACM MANAGED INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2006

                     Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT
   SPONSORED AGENCY OBLIGATIONS - 113.5%
U.S. Treasury Bonds - 72.4%
      0.875%, 4/15/10 TIPS .........................     $ 1,660    $  1,660,438
      4.75%, 3/31/11 ...............................         610         602,327
      7.00%,  7/15/06 ..............................      21,575      21,630,642
      8.125%, 8/15/19 ..............................      19,400      24,544,026
      11.25%, 2/15/15 ..............................      15,380      21,930,926
                                                                     -----------
                                                                      70,368,359
                                                                     -----------
Federal Home Loan Mortgage Corporation - 23.1%
      4.399%, 8/01/34 ..............................         147         146,323
      4.406%, 9/01/34 ..............................         109         107,675
      4.50%, 10/15/30 ..............................         380         344,622
      4.613%, 4/01/35 ..............................         136         134,542
      4.692%, 6/01/35 ..............................         283         279,517
      5.50%, TBA ...................................      11,425      11,007,279
      5.50%, 12/01/32-10/01/35 .....................       8,617       8,310,368
      5.549%, 4/15/36-5/15/36 ......................       1,238       1,234,865
      5.875%, 5/15/16 ..............................         920         918,275
                                                                     -----------
                                                                      22,483,466
                                                                     -----------
Government National Mortgage Association - 13.2%
      6.00%, TBA ...................................      12,510      12,470,906
      6.00%, 7/20/32 ...............................         420         413,805
                                                                     -----------
                                                                      12,884,711
                                                                     -----------
Federal National Mortgage Association - 4.5%
      4.369%, 8/01/34 ..............................         292         289,920
      4.416%, 8/01/34 ..............................         171         169,837
      4.471%, 1/01/36 ..............................         146         144,152
      4.475%, 5/01/33 ..............................         170         169,073
      4.509%, 8/01/35 ..............................          97          96,510
      4.692%, 5/01/35 ..............................         175         173,038
      4.785%, 7/01/35 ..............................         330         326,465
      5.00%, 12/01/19 ..............................         541         524,033
      5.50%, 7/25/34 ...............................         635         619,912
      6.50%, 8/01/34-5/01/35 .......................       1,754       1,771,907
                                                                     -----------
                                                                       4,284,847
                                                                     -----------
Federal National Mortgage Association Strips - 0.3%
      5.00%, 2/01/18-4/01/19 .......................       1,563         265,700
                                                                     -----------
Total U.S. Government and Government
   Sponsored Agency Obligations
      (cost $112,700,899) ..........................                 110,287,083
                                                                     -----------
CORPORATE OBLIGATIONS - 76.5%
Aerospace & Defense - 1.1%
   DRS Technologies, Inc.
      6.875%, 11/01/13 .............................         285         279,300
   L-3 Communications Corp.
      5.875%, 1/15/15 ..............................         310         285,200
   Sequa Corp.
      9.00%, 8/01/09 ...............................         145         154,788
   TD Funding Corp.
      8.375%, 7/15/11 ..............................         320         340,000
                                                                     -----------
                                                                       1,059,288
                                                                     -----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
Automotive - 5.0%
   Asbury Automotive Group, Inc.
      8.00%, 3/15/14................................        $171     $  170,145
   Autonation Inc.
      7.00%, 4/15/14(a).............................         420        417,900
      7.045%, 4/15/13(a)............................          45         45,450
   Avis Budget Car Rental
      7.75%, 5/15/16(a).............................         270        272,025
   Ford Motor Co.
      7.45%, 7/16/31................................         508        368,300
   Ford Motor Credit Co.
      4.95%, 1/15/08................................         315        295,275
      7.00%, 10/01/13...............................         215        185,464
   General Motors Acceptance Corp.
      6.875%, 9/15/11...............................         431        404,890
      8.00%, 11/01/31...............................         233        218,855
   General Motors Corp.
      8.375%, 7/15/33...............................         490        371,788
   Hertz Corp.
      8.875%, 1/01/14(a) ...........................         175        182,000
      10.50%, 1/01/16(a) ...........................         195        211,087
   HLI Operating, Inc.
      10.50%, 6/15/10...............................         171        141,075
   Keystone Automotive Operations, Inc.
      9.75%, 11/01/13...............................         264        253,440
   Lear Corp.
      8.11%, 5/15/09 ...............................         175        170,625
   Tenneco Inc.
      8.625%, 11/15/14 .............................         110        110,550
   TRW Automotive, Inc.
      9.375%, 2/15/13 ..............................         180        193,950
      11.00%, 2/15/13 ..............................         175        193,813
   United Auto Group, Inc.
      9.625%, 3/15/12...............................         240        253,500
   Visteon Corp.
      7.00%, 3/10/14................................         540        446,850
                                                                     ----------
                                                                      4,906,982
                                                                     ----------
Broadcasting & Media - 1.0%
   Albritton Communications Co.
      7.75%, 12/15/12..............................          280        280,350
   Liberty Media Corp.
      5.70%, 5/15/13 ..............................          130        119,469
      7.875%, 7/15/09 .............................           98        102,026
      8.25%, 2/01/30 ..............................          125        120,571
   Sirius Satellite Radio, Inc.
      9.625%, 8/01/13 .............................          160        151,200
   XM Satellite Radio, Inc.
      9.75%, 5/01/14(a)............................          205        190,650
                                                                     ----------
                                                                        964,266
                                                                     ----------
Building & Real Estate - 2.4%
   Associated Materials, Inc.
      11.25%, 3/01/14(b)...........................          450        281,250
   D.R. Horton, Inc.
      6.875%, 5/01/13..............................          330        330,283
   KB HOME
      7.75%, 2/01/10...............................          215        218,710
   M/I Homes, Inc.
      6.875%, 4/01/12..............................          190        172,425
   Schuler Homes, Inc.
      10.50%, 7/15/11..............................          405        427,780
   Standard Pacific Corp.
      6.25%, 4/01/14...............................          240        211,200
   WCI Communities, Inc.
      6.625%, 3/15/15..............................          310        263,888
   William Lyon Homes, Inc.
      10.75%, 4/01/13..............................          460        455,975
                                                                     ----------
                                                                      2,361,511
                                                                     ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
Cable - 5.0%
   Cablevision Systems Corp.
      8.00%, 4/15/12 ...............................      $  370    $  366,300
   Charter Communications Operations, LLC
      8.00%, 4/30/12(a) ............................         755       749,338
   CSC Holdings, Inc.
      7.25%, 4/15/12 (a) ...........................         160       156,600
      7.625%, 7/15/18 ..............................         445       442,775
   DirectTV Holdings LLC
      6.375%, 6/15/15 ..............................         460       432,400
      8.375%, 3/15/13 ..............................         150       158,813
   Echostar DBS Corp.
      6.375%, 10/01/11 .............................         255       244,800
   Inmarsat Finance PLC
      7.625%, 6/30/12 ..............................         328       334,560
   Insight Midwest LP
      9.75%, 10/01/09 ..............................         250       256,250
   Intelsat Subsidiary Holding Co., Ltd.
      8.625%, 1/15/15 ..............................         245       248,063
      9.614%, 1/15/12(b) ...........................          95        96,306
   PanAmSat Corp.
      9.00%, 8/15/14 ...............................         378       392,175
      10.375%, 11/01/14(b) .........................         560       407,400
   Rogers Cable, Inc.
      6.75%, 3/15/15 ...............................         570       555,037
                                                                    ----------
                                                                     4,840,817
                                                                    ----------
Chemicals - 2.2%
   Equistar Chemical Funding LP
      10.125%, 9/01/08 .............................         555       591,075
      10.625%, 5/01/11 .............................         100       108,250
   Huntsman International LLC
      9.875%, 3/01/09 ..............................         215       224,137
   Ineos Group Holdings PLC
      8.50%, 2/15/16(a) ............................         315       294,525
   Nell AF S.a.r.l
      8.375%, 8/15/15(a) ...........................         311       307,112
   Quality Distribution Inc.
      9.00%, 11/15/10 ..............................         250       235,625
   Rhodia S.A.
      8.875%, 6/01/11 ..............................         415       419,150
                                                                    ----------
                                                                     2,179,874
                                                                    ----------
Communications - 0.7%
   Level 3 Communications, Inc.
      11.50%, 3/01/10(a) ...........................         115       115,575
   Verizon New York, Inc.
      7.375%, 4/01/32 ..............................         587       578,521
                                                                    ----------
                                                                       694,096
                                                                    ----------
Communications-Fixed - 3.5%
   Citizens Communications Co.
      6.25%, 1/15/13                                         460       439,300
   Eircom Funding
      8.25%, 8/15/13 ...............................         385       412,912
   Hawaiian Telecom Communications, Inc.
      9.75%, 5/01/13 ...............................         240       247,200
   Level 3 Financing, Inc.
      12.25%, 3/15/13(a) ...........................         776       838,080
   Qwest Corp.
      8.875%, 3/15/12 ..............................       1,375     1,474,687
                                                                    ----------
                                                                     3,412,179
                                                                    ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Communications-Mobile - 1.8%
   American Tower Corp.
      7.125%, 10/15/12...............................       $370     $  378,325
   Dobson Cellular Systems, Inc.
      8.375%, 11/01/11(a)............................        199        206,711
   Dobson Communications Corp.
      8.875%, 10/01/13...............................        155        156,550
   Rogers Wireless Communications, Inc.
      7.25%, 12/15/12................................        400        403,000
      7.50%, 3/15/15.................................        389        395,808
   Rural Cellular Corp.
      8.25%, 3/15/12.................................        210        216,300
                                                                     ----------
                                                                      1,756,694
                                                                     ----------
Consumer Manufacturing - 1.6%
   ACCO Brands Corp.
      7.625%, 8/15/15................................        490        463,050
   Broder Brothers Co.
      11.25%, 10/15/10...............................        250        236,875
   Covalence Specialty Materials Corp.
      10.25%, 3/01/16(a).............................        115        116,150
   Jostens, Inc.
      7.625%, 10/01/12...............................        180        176,850
   Levi Strauss & Co.
      8.875%, 4/01/16(a).............................        193        189,623
   Quiksilver Resources, Inc.
      7.125%, 4/01/16................................        355        339,025
                                                                     ----------
                                                                      1,521,573
                                                                     ----------
Diversified Media - 2.1%
   American Media, Inc.
      8.875%, 1/15/11................................        250        218,125
   Dex Media, Inc.
      8.00%, 11/15/13................................        210        212,625
   Dex Media East LLC
      9.875%, 11/15/09...............................        130        137,800
      12.125%, 11/15/12..............................        227        255,943
   Dex Media West LLC
      8.50%, 8/15/10.................................        160        165,600
   Lamar Media Corp.
      6.625%, 8/15/15................................        215        204,250
   R.H. Donnelley Corp.
      6.875%, 1/15/13(a).............................        328        300,120
      8.875%, 1/15/16(a).............................        325        326,625
   Rainbow National Services LLC
      8.75%, 9/01/12(a)..............................        175        185,500
                                                                     ----------
                                                                      2,006,588
                                                                     ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Energy - 3.5%
   Chesapeake Energy Corp.
      6.50%, 8/15/17.................................        $260     $  245,700
      6.625%, 1/15/16................................         405        387,788
      7.50%, 9/15/13.................................         165        168,713
      7.75%, 1/15/15.................................         310        316,975
   El Paso Corp.
      7.75%, 1/15/32.................................         604        591,920
   Grant Prideco, Inc.
      6.125%, 8/15/15................................         180        168,750
   Hilcorp Energy
      10.50%, 9/01/10(a).............................         228        247,950
   Kerr-McGee Corp.
      6.875%, 9/15/11................................         140        144,295
   Massey Energy Co.
      6.875%, 12/15/13(a)............................         235        225,600
   Newfield Exploration Co.
      6.625%, 4/15/16................................         225        214,313
   Pride International, Inc.
      7.375%, 7/15/14................................         360        368,100
   Tesoro Corp.
      6.25%, 11/01/12(a).............................         290        278,400
                                                                      ----------
                                                                       3,358,504
                                                                      ----------
Entertainment & Leisure - 2.5%
   Gaylord Entertainment Co.
      8.00%, 11/15/13................................         330        336,600
   NCL Corp.
      10.625%, 7/15/14...............................         210        207,375
   Quebecor Media
      7.75%, 3/15/16(a)..............................         440        446,600
   Royal Caribbean Cruises, Ltd.
      8.00%, 5/15/10.................................          40         42,124
      8.75%, 2/02/11.................................         485        524,875
   Six Flags, Inc.
       9.625%, 6/01/14...............................         455        449,313
   Universal City Development
      11.75%, 4/01/10................................         285        311,363
   Universal City Florida
      8.375%, 5/01/10................................         100        102,000
                                                                      ----------
                                                                       2,420,250
                                                                      ----------
Financial - 1.5%
   E*TRADE Financial Corp.
      7.875%, 12/01/15...............................         552        574,080
      8.00%, 6/15/11.................................         155        160,425
   Hexion Nova Scotia Finance, ULC
      9.00%, 7/15/14.................................         245        253,575
   iStar Financial, Inc.
      6.00%, 12/15/10................................         320        319,789
      7.00%, 3/15/08.................................         185        188,551
                                                                      ----------
                                                                       1,496,420
                                                                      ----------
Food & Beverages - 1.7%
   Altria Group, Inc.
      7.75%, 1/15/27.................................         125        139,802
   Dean Foods Co.
      7.00%, 6/01/16.................................         308        301,840
   Dole Food Company, Inc.
      8.625%, 5/01/09................................         200        197,000
      8.875%, 3/15/11................................          71         69,491
   Domino's, Inc.
      8.25%, 7/01/11.................................         252        259,560
   Reynolds American Inc.
      7.25%, 6/01/13(a)..............................         270        266,634
   RJ Reynolds Tobacco Holdings, Inc.
      7.25%, 6/01/12.................................         440        436,700
                                                                      ----------
                                                                       1,671,027
                                                                      ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Gaming - 4.8%
   Boyd Gaming Corp.
      7.75%, 12/15/12................................        $295     $  301,638
   Greektown Holdings, LLC
      10.75%, 12/01/13(a)............................         160        169,600
   Kerzner International Ltd.
      6.75%, 10/01/15................................         435        458,925
   Mandalay Resort Group
      10.25%, 8/01/07................................         620        649,450
   MGM Mirage, Inc.
      6.625%, 7/15/15................................         482        457,900
      8.375%, 2/01/11................................         545        569,525
   Mohegan Tribal Gaming Authority
      6.375%, 7/15/09................................         170        167,237
      7.125%, 8/15/14................................          90         87,750
   Park Place Entertainment
      7.875%, 3/15/10................................         350        366,625
   Penn National Gaming, Inc.
      6.875%, 12/01/11...............................         340        337,450
   Riviera Holdings Corp.
      11.00%, 6/15/10................................         390        411,937
   Seneca Gaming Corp.
      7.25%, 5/01/12.................................         255        251,813
   Station Casinos, Inc.
      6.625%, 3/15/18................................         200        186,000
   Turning Stone Casino Resort Enterprise
      9.125%, 12/15/10(a)............................         290        297,975
                                                                      ----------
                                                                       4,713,825
                                                                      ----------
Health Care - 4.3%
   Concentra Operating Corp.
      9.125%, 6/01/12 ...............................         105        109,856
      9.50%, 8/15/10.................................         140        147,175
   Coventry Health Care, Inc.
      5.875%, 1/15/12................................         145        141,013
      6.125%, 1/15/15................................         155        150,350
   DaVita, Inc.
      7.25%, 3/15/15.................................         295        287,625
   Extendicare Health Services
      9.50%, 7/01/10.................................         150        156,750
   Hanger Orthopedic Group Inc.
      10.25%, 6/01/14(a).............................         160        159,800
   HCA, Inc.
      6.375%, 1/15/15................................         795        753,126
      6.75%, 7/15/13.................................         360        351,751
   IASIS Healthcare / CAP CRP
      8.75%, 6/15/14.................................         440        444,950
   Omnicare Inc.
      6.875%, 12/15/15...............................         460        446,200
   Select Medical Corp.
      7.625%, 2/01/15................................         244        217,770
   Triad Hospitals, Inc.
      7.00%, 11/15/13................................         340        329,375
   Universal Hospital Services, Inc.
      10.125%, 11/01/11..............................         255        267,750
   Vanguard Health Holdings Co.
      11.25%, 10/01/15(b)............................         300        220,500
                                                                      ----------
                                                                       4,183,991
                                                                      ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Hotels & Lodging - 1.7%
   Host Marriott LP
      6.75%, 6/01/16(a)..............................      $  195     $  189,394
      9.25%, 10/01/07................................         205        212,687
      9.50%, 1/15/07.................................         350        356,562
   Intrawest Corp.
      7.50%, 10/15/13................................         190        192,850
   Starwood Hotels & Resorts Worldwide, Inc.
      7.875%, 5/01/12................................         380        401,850
   Vail Resorts, Inc.
      6.75%, 2/15/14.................................         350        336,438
                                                                      ----------
                                                                       1,689,781
                                                                      ----------
Index - 5.3%
   Dow Jones CDX HY
      8.25%,  6/29/10(a).............................         346        349,056
      8.625%, 6/29/11(a).............................       1,222      1,208,253
   Racers SER 06-6
      5.089%, 5/01/07(a).............................       3,600      3,586,280
                                                                      ----------
                                                                       5,143,589
                                                                      ----------
Industrial - 2.1%
   AMSTED Industries, Inc.
      10.25%, 10/15/11(a)............................         225        243,000
   Case New Holland, Inc.
      9.25%, 8/01/11.................................         290        308,125
   FastenTech, Inc.
      11.50%, 5/01/11................................         140        143,150
   Goodman Global Holdings Company
      7.875%, 12/15/12...............................         235        230,300
   Invensys PLC
      9.875%, 3/15/11(a).............................         285        309,225
   Terex Corp.
      10.375%, 4/01/11...............................         290        305,588
   Trinity Industries, Inc.
      6.50%, 3/15/14.................................         510        488,325
                                                                      ----------
                                                                       2,027,713
                                                                      ----------
Insurance - 0.5%
   Crum & Forster Holdings Corp.
      10.375%, 6/15/13...............................         215        224,675
   Liberty Mutual Group
      5.75%, 3/15/14(a)..............................         240        226,997
                                                                      ----------
                                                                         451,672
                                                                      ----------
Metal & Mining - 2.0%
   AK Steel Corp.
      7.875%, 2/15/09................................         320        317,600
   Evraz Group SA
      8.25%, 11/10/15(a).............................         309        308,227
   Freeport-McMoran Copper & Gold, Inc.
      10.125%, 2/01/10...............................         385        410,025
   International Steel Group, Inc.
      6.50%, 4/15/14.................................         231        221,760
   Ispat Inland ULC
      9.75%, 4/01/14.................................         104        116,350
   Peabody Energy Corp.
      6.875%, 3/15/13................................         565        565,000
                                                                      ----------
                                                                       1,938,962
                                                                      ----------
Paper & Packaging - 1.9%
   Ball Corporation
      6.625%, 3/15/18................................         220        210,100
   Berry Plastics Corp.
      10.75%, 7/15/12................................         250        271,250
   Crown Americas LLC
      7.625%, 11/15/13(a)............................         315        316,575
   Newpage Corp.
      10.00%, 5/01/12................................         240        253,800
   Owens-Brockway Glass Container, Inc.
      8.875%, 2/15/09................................         680        702,100
   Plastipak Holdings, Inc.
      8.50%, 12/15/15(a).............................         115        115,287
                                                                      ----------
                                                                       1,869,112
                                                                      ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
-------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
-------------------------------------------------------------------------------
Retail - 0.8%
   Burlington Coat Factory Warehouse Corp.
      11.125%, 4/15/14(a) ............................       $110    $  107,938
   GSC Holdings Corp.
      8.00%, 10/01/12(a) .............................        515       512,425
   J.C. Penney Corporation, Inc.
      7.625%, 3/01/97 ................................        195       195,864
                                                                     ----------
                                                                        816,227
                                                                     ----------
Service - 3.2%
   Allied Waste North America
      6.375%, 4/15/11.................................        395       380,681
      7.125%, 5/15/16(a)..............................        467       450,655
      7.375%, 4/15/14.................................        155       149,188
   H & E Equipment/Finance
      11.125%, 6/15/12................................        225       247,500
   Iron Mountain Inc.
      6.625%, 1/01/16.................................        285       265,050
   Service Corp. International
      6.50%, 3/15/08..................................        320       319,200
      7.70%, 4/15/09..................................        310       313,875
   United Rentals North America, Inc.
      6.50%, 2/15/12..................................        478       458,880
      7.00%, 2/15/14..................................         70        65,800
      7.75%, 11/15/13.................................        460       450,800
                                                                     ----------
                                                                      3,101,629
                                                                     ----------
Supermarket & Drugstore - 1.1%
   Couche-Tard, Inc.
      7.50%, 12/15/13.................................        292       294,190
   Delhaize America, Inc.
      8.125%, 4/15/11.................................        220       234,238
   The Jean Coutu Group Inc.
      8.50%, 8/01/14..................................        390       362,700
   Stater Bros. Holdings, Inc.
      8.125%, 6/15/12.................................        140       138,950
                                                                     ----------
                                                                      1,030,078
                                                                     ----------
Technology - 2.6%
   Avago Technologies Finance
      10.125%, 12/01/13(a)............................        190       203,775
   Flextronics International, Ltd.
      6.50%, 5/15/13..................................        490       473,462
   Freescale Semiconductor Inc.
      7.125%, 7/15/14.................................        185       188,700
   Lucent Technologies, Inc.
      6.45%, 3/15/29..................................        140       121,975
      6.50%, 1/15/28..................................        275       237,875
   Sanmina-SCI Corp.
      8.125%, 3/01/16.................................        250       250,625
   SERENA Software, Inc.
      10.375%, 3/15/16(a).............................        230       240,350
   SunGard Data Systems, Inc.
      9.125%, 8/15/13(a) .............................        580       608,275
   Unisys Corp.
      7.875%, 4/01/08 ................................        210       210,000
                                                                     ----------
                                                                      2,535,037
                                                                     ----------
Transportation - 0.7%
   AMR Corp.
      9.00%, 8/01/12 .................................        196       190,610
   BNSF Funding Trust I
      6.613%, 12/15/55 ...............................        475       448,920
                                                                     ----------
                                                                        639,530
                                                                     ----------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Utilities - Electric & Gas - 9.9%
   AES Corporation
      8.75%, 5/15/13(a)..............................   $      65   $     70,200
      9.00%, 5/15/15(a)..............................         205        221,913
   Allegheny Energy Supply
      7.80%, 3/15/11.................................         235        246,750
      8.25%, 4/15/12(a)..............................         420        450,450
   Aquila, Inc.
      14.875%, 7/01/12...............................         215        288,638
   CMS Energy Corp.
      8.50%, 4/15/11.................................         180        189,900
   DPL, Inc.
      6.875%, 9/01/11................................         288        298,731
   Edison Mission Energy
      7.50%, 6/15/13(a)..............................         425        420,750
      7.75%, 6/15/16(a)..............................         145        143,550
      9.875%, 4/15/11................................         875      1,027,031
   FirstEnergy Corp.
      6.45%, 11/15/11................................         175        178,750
   Northwest Pipeline Corp.
      8.125%, 3/01/10................................         255        267,750
   NRG Energy, Inc.
      7.250%, 2/01/14................................          75         75,000
      7.375%, 2/01/16................................         395        395,494
   Range Resources Corporation
      7.50%, 5/15/16.................................         230        229,425
   Reliant Energy, Inc.
      6.75%, 12/15/14................................          70         63,350
   Reliant Resources, Inc.
      9.50%, 7/15/13.................................         390        393,900
   Sierra Pacific Power Co.
      6.00%, 5/15/16(a)..............................         150        144,191
   Sierra Pacific Resources
      8.625%, 3/15/14................................         220        236,979
   Sonat Inc.
      7.625%, 7/15/11................................         228        232,275
   Southern Natural Gas Co.
      7.35%, 2/15/31.................................         425        420,590
      8.875%, 3/15/10................................         340        359,921
   TECO Energy, Inc.
      6.75%, 5/01/15.................................         365        365,000
      7.00%, 5/01/12.................................         390        397,800
   The Williams Companies, Inc.
      7.625%, 7/15/19................................       1,150      1,187,375
      7.875%, 9/01/21................................         220        228,250
   TXU Corp.
      5.55%, 11/15/14................................         340        312,302
      6.50%, 11/15/24................................         848        764,663
                                                                    ------------
                                                                       9,610,928
                                                                    ------------
   Total Corporate Obligations
      (cost $74,352,536).............................                 74,402,143
                                                                    ------------

PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)                           ACM Managed Income Fund, Inc.
--------------------------------------------------------------------------------
                                                       Shares or
                                                       Principal
                                                          Amount
                                                           (000)    U.S. $ Value
--------------------------------------------------------------------------------
YANKEE OBLIGATIONS - 1.2%
   Citigroup (JSC Severstal)
      9.25%, 4/19/14(a).............................     $   426   $    470,198
   Mobile Telesystems
      8.00%, 1/28/12(a).............................         448        448,000
   Nortel Networks Corp.
      6.875%, 9/01/23...............................         265        246,450
   Total Yankee Obligations
                                                                   ------------
      (cost $1,139,609).............................                  1,164,648
                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCK - 0.2%
   Sovereign Real Estate Investment Trust
      12.00% (a)
      (cost $173,010)...............................         158        213,300
                                                                   ------------
SHORT-TERM INVESTMENTS - 24.1%
Commercial Paper - 2.4%
   Rabobank USA Financial Corp.
      5.05%, 6/01/06
      (cost $2,300,000).............................       2,300      2,300,000
                                                                   ------------
Time Deposit - 0.2%
   State Street Bank & Trust Co.
      4.35%, 6/01/06
      (cost $211,000)...............................         211        211,000
                                                                   ------------
U.S. Treasury Obligation - 0.1%
   U.S. Treasury Bill
      4.62%, 6/29/06 (d)
      (cost $99,651)................................         100         99,643
                                                                   ------------
U.S. Government Sponsored Agency Obligation - 21.4%
   Federal Home Loan Mortgage Corporation
      4.93%, 8/02/06
      (cost $20,821,518)............................      21,000     20,818,812
                                                                   ------------
   Total Short-Term Investments
      (cost $23,432,169)............................                 23,429,455
                                                                   ------------
Total Investments - 215.5%
      (cost $211,798,223)...........................                209,496,629
Other assets less liabilities  - (22.9%)............                (22,266,634)
Preferred Stock at redemption value  - (92.6%)......                (90,000,000)
                                                                   ------------
Net Assets Applicable to
Common Shareholders - 100.0% (c)....................               $ 97,229,995
                                                                   ============

FINANCIAL FUTURES CONTRACTS SOLD

                                                         Value at
                     Number of  Expiration   Original     May 31,    Unrealized
Type                 Contracts     Month       Value       2006     Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10                   June
Year Futures             24        2006     $2,581,313  $2,568,563     $12,750
--------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate market value of these securities amounted to $18,755,894 or 19.3% of net assets applicable to common shareholders.
(b) Indicates a security has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c) Portfolio percentages are calculated based on net assets applicable to common shareholders.
(d) Positions, or portion thereof, with an aggregate market value of $99,643 has been segregated to as collateral collateralize for the futures transaction outstanding at May 31, 2006.

     Glossary:
     TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity will be determined upon settlement when the specific mortgage pools are assigned.
     TIPS - Treasury Inflation Protected Securities

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
  3(a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

  3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ACM Managed Income Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: July 24, 2006


By: /s/ Mark D. Gersten
    -------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: July 24, 2006